Employee Benefits - Bonus Plan Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Bonus Expenses [Line Items]
Wages and salaries	€ 1,279,550	€ 1,165,433	€ 985,883
Deferred Bonus [Member]
Bonus Expenses [Line Items]
Wages and salaries	€ 52,018	€ 47,967	€ 48,957